Income Taxes (Details)		12 Months Ended
	Oct. 01, 2019	Apr. 30, 2023	Apr. 30, 2022
Income Taxes (Details) [Line Items]
Percentage of statutory income tax		30.60%	30.60%
Consumption tax rate	8.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Percentage of consumption tax rate	10.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Percentage of consumption tax rate	8.00%